Schedule of Changes in Fair Value of Warrant Liabilities (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Class of Warrant or Right [Line Items]
Change in valuation inputs or other assumptions	$ (1,539)	$ (11,799)	$ (855)	$ 4,389
Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Fair value as of January 1, 2023	2,736	1,881	1,881	6,270
Change in valuation inputs or other assumptions	1,539	11,799	855	(4,389)
Fair value as of December 31, 2023	$ 4,275	$ 13,680	$ 2,736	$ 1,881